SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

	Shares	Value		Shares	Value
Common Stocks—99.3%			Financials—22.8%
Consumer Discretionary—15.7%			Capital Markets—2.7%
Auto Components—3.2%			Federated Investors,
Dorman Products,			Inc. , Cl. B	154,362	$ 5,002,873
Inc.[1]	94,973	$ 7,554,152	Focus Financial
Visteon Corp.[1]	149,318	12,324,708	Partners, Inc. , Cl. A1	95,376	2,269,949
		19,878,860	Stifel Financial Corp.	164,122	9,417,320
Diversified Consumer Services—0.8%					16,690,142
Houghton Mifflin			Commercial Banks—7.3%
Harcourt Co.[1]	979,282	5,219,573	Bank of NT
Entertainment—2.5%			Butterfield & Son
Zynga, Inc. , Cl. A1	2,639,323	15,360,860	Ltd. (The)	223,310	6,618,908
			BankUnited, Inc.	96,734	3,252,197
Hotels, Restaurants & Leisure—4.1%			Berkshire Hills
Jack in the Box, Inc.	103,425	9,424,086	Bancorp, Inc.	170,059	4,981,028
Texas Roadhouse,			Cathay General
Inc. , Cl. A	173,877	9,132,020	Bancorp	119,978	4,167,436
Wendy's Co. (The)	364,114	7,274,998	CrossFirst
		25,831,104	Bankshares, Inc.[1]	105,680	1,511,752
Household Durables—1.2%			Customers Bancorp,
TopBuild Corp.[1]	76,145	7,342,662	Inc.[1]	166,634	3,455,989
			Heritage Financial
Internet & Catalog Retail—0.9%			Corp.	180,234	4,859,109
Etsy, Inc.[1]	99,307	5,610,846	IBERIABANK Corp.	104,170	7,869,002
Specialty Retail—3.0%			Pacific Premier
AutoNation, Inc.[1]	157,257	7,972,930	Bancorp, Inc.	128,846	4,018,707
Monro, Inc.	132,710	10,485,417	Sterling Bancorp	234,921	4,712,515
		18,458,347			45,446,643
Consumer Staples—2.9%			Insurance—2.5%
Food & Staples Retailing—1.5%			James River Group
BJ's Wholesale Club			Holdings Ltd.	101,331	5,192,200
Holdings, Inc.[1]	363,343	9,399,683	ProAssurance Corp.	171,633	6,911,661
			ProSight Global,
Household Products—1.4%			Inc.[1]	168,646	3,264,987
Energizer Holdings,					15,368,848
Inc.	199,037	8,674,033
			Real Estate Investment Trusts (REITs)—7.2%
Energy—3.4%			Brandywine Realty
Oil, Gas & Consumable Fuels—3.4%			Trust	588,370	8,913,806
Matador Resources			DiamondRock
Co.[1]	641,378	10,601,978	Hospitality Co.	633,417	6,492,524
Noble Midstream			EPR Properties	84,264	6,476,531
Partners LP	166,637	4,019,284	Four Corners
Range Resources			Property Trust, Inc.	426,921	12,073,326
Corp.	403,712	1,542,180	National Storage
Renewable Energy			Affiliates Trust	324,705	10,835,406
Group, Inc.[1]	352,348	5,286,982			44,791,593
		21,450,424
			Thrifts & Mortgage Finance—3.1%
			OceanFirst Financial
			Corp.	241,025	5,688,190

1 INVESCO OPPENHEIMER MAIN STREET SMALL CAP FUND

SCHEDULE OF INVESTMENTS Unaudited / Continued

	Shares	Value		Shares	Value
Thrifts & Mortgage Finance (Continued)			Commercial Services & Supplies (Continued)
WSFS Financial			Advanced Disposal
Corp.	302,895	$ 13,357,669	Services, Inc.[1]	113,750	$ 3,704,837
		19,045,859			12,310,875
Health Care—10.9%			Construction & Engineering—0.4%
Biotechnology—2.9%			Comfort Systems
Emergent			USA, Inc.	60,686	2,684,142
BioSolutions, Inc.[1]	126,042	6,589,476	Electrical Equipment—2.8%
G1 Therapeutics,			Atkore International
Inc.[1]	40,814	929,743	Group, Inc.[1]	202,682	6,151,399
Repligen Corp.[1]	103,926	7,970,085	Generac Holdings,
uniQure NV1	56,134	2,209,434	Inc.[1]	141,106	11,054,244
		17,698,738			17,205,643
Health Care Equipment & Supplies—2.0%			Machinery—5.1%
AtriCure, Inc.[1]	125,610	3,132,713	EnPro Industries,
CryoPort, Inc.[1]	153,903	2,517,084	Inc.	88,820	6,097,493
Quidel Corp.[1]	100,183	6,146,227	Evoqua Water
Senseonics			Technologies Corp.[1]	500,958	8,526,305
Holdings, Inc.[1]	725,402	717,060	Greenbrier Cos. , Inc.
		12,513,084	(The)	110,175	3,318,471
Health Care Providers & Services—2.7%			Manitowoc Co. , Inc.
Addus HomeCare			(The)[1]	53,251	665,638
Corp.[1]	77,938	6,178,925	Navistar
LHC Group, Inc.[1]	94,892	10,775,935	International Corp.[1]	147,379	4,142,824
		16,954,860	Rexnord Corp.[1]	322,109	8,713,048
					31,463,779
Health Care Technology—2.3%
Inspire Medical			Professional Services—4.2%
Systems, Inc.[1]	109,461	6,679,310	ASGN, Inc.[1]	212,823	13,378,054
Teladoc Health, Inc.[1]	116,117	7,863,443	Korn Ferry	324,084	12,522,605
		14,542,753			25,900,659
Life Sciences Tools & Services—0.2%			Road & Rail—1.0%
Adaptive			Genesee &
Biotechnologies			Wyoming, Inc. ,
Corp.[1]	34,560	1,067,904	Cl. A1	59,492	6,574,461
Pharmaceuticals—0.8%			Information Technology—15.1%
Intersect ENT, Inc.[1]	148,432	2,524,829	IT Services—5.0%
TherapeuticsMD,			CACI International,
Inc.[1]	712,056	2,584,763	Inc. , Cl. A1	61,327	14,182,482
		5,109,592	KBR, Inc.	333,867	8,193,096
			Perspecta, Inc.	316,071	8,255,775
Industrials—17.8%					30,631,353
Airlines—0.9%
Spirit Airlines, Inc.[1]	157,212	5,706,796	Semiconductors & Semiconductor
			Equipment—4.6%
Building Products—1.4%			Brooks Automation,
Masonite			Inc.	223,298	8,268,725
International Corp.[1]	146,121	8,475,018	MKS Instruments,
Commercial Services & Supplies—2.0%			Inc.	130,253	12,019,747
ACCO Brands Corp.	871,939	8,606,038

2 INVESCO OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value		Shares		Value
Semiconductors & Semiconductor Equipment			Utilities—5.1%
(Continued)			Gas Utilities—3.5%
Semtech Corp.[1]	173,591	$ 8,438,258	South Jersey
		28,726,730	Industries, Inc.	326,423		$10,742,581
Software—5.5%			Suburban Propane
Bottomline			Partners LP	464,904		10,985,681
Technologies DE,						21,728,262
Inc.[1]	111,794	4,399,094	Multi-Utilities—1.6%
Envestnet, Inc.[1]	85,144	4,827,665	Avista Corp.	201,172		9,744,772
j2 Global, Inc.	140,148	12,728,241	Total Common Stocks
Paylocity Holding			(Cost $532,742,129)			616,902,393
Corp.[1]	54,216	5,290,397
Q2 Holdings, Inc.[1]	89,031	7,021,875
		34,267,272	Investment Company—0.9%
Materials—5.6%			Invesco Government
Construction Materials—1.5%			& Agency Portfolio,
Summit Materials,			Institutional Class,
Inc. , Cl. A1	429,205	9,528,351	1.83%[2] (Cost
			$5,283,542)	5,283,542		5,283,605
Metals & Mining—4.1%
Allegheny			Total
Technologies, Inc.[1]	312,881	6,335,840	Investments,
Compass Minerals			at Value (Cost
International, Inc.	117,200	6,620,628	$538,025,671)	100.2%		622,185,998
Kaiser Aluminum			Net Other Assets
Corp.	100,736	9,969,842	(Liabilities)	(0.2)		(1,024,061)
Mayville			Net Assets	100.0	% $	621,161,937
Engineering Co. ,
Inc.[1]	194,963	2,571,562
		25,497,872

Footnotes to Schedule of Investments
1. Non-income producing security.
2. The money market fund and the Fund are affiliated by having the same investment adviser.The rate shown is the
7-day SEC standardized yield as of September 30, 2019.

3 INVESCO OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO SCHEDULE OF INVESTMENTS September 30, 2019 Unaudited

Note 1 - Additional Valuation Information

As of September 30, 2019, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

4 INVESCO OPPENHEIMER MAIN STREET SMALL CAP FUND